Condensed Consolidated Statements of Cash Flows - AUD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Receipts from customers	$ 28,976,930	$ 29,099,972	$ 33,854,067	$ 28,063,458
Payments to suppliers and employees	(29,894,989)	(27,011,986)	(35,364,877)	(26,711,708)
Tax Refund received/Income tax paid	(209,786)	(440,473)	34,510	(109,878)
Interest paid	(815,124)	(388,028)	(708,630)	(552,076)
Net cash (used in)/provided by operating activities	(1,942,969)	1,259,485	(2,184,930)	689,796
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(901,918)	(3,302,050)	(3,975,622)	(2,820,536)
Net cash (used in) investing activities	(901,918)	(3,302,050)	(3,975,622)	(2,820,536)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from capital contributed			3,024,191
Payment of capital raising cost			(3,804,192)
Proceeds from convertible notes			1,533,742
Payment of convertible notes issued cost			(234,663)
Proceeds from related parties’ loans	4,556,838	4,732,555	2,578,062	3,072,911
Proceeds from secured borrowings	1,971,103	3,978,651	4,000,000	2,396,881
Repayment of related parties’ loans		(3,787,538)		(1,220,000)
Repayment of secured borrowings	(2,712,831)	(1,992,041)	(444,967)	(2,377,294)
Repayment of lease liability	(49,240)	(34,207)	(98,754)	(95,458)
Dividends paid		(37,931)
Net cash provided by financing activities	3,765,870	2,859,489	6,553,419	1,777,040
Net increase in cash and cash equivalents held	920,983	816,926	392,867	(353,700)
Cash and cash equivalents at beginning of period	514,140	121,273	121,273	474,973
Cash and cash equivalents at the end of March period	$ 1,435,123	$ 938,198	$ 514,140	$ 121,273